UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                  Investment Company Act File Number: 811-5446



                        Intermediate Bond Fund of America
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                    Date of fiscal year end: August 31, 2004

                   Date of reporting period: February 29, 2004





                                Julie F. Williams
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                             Robert E. Carlson, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds(R)]

The right choice for the long term(R)

[front cover:  male bicyclist on a two lane road]


INTERMEDIATE BOND FUND OF AMERICA

Semi-annual report for the six months ended February 29, 2004

INTERMEDIATE BOND FUND OF AMERICA(R) seeks to earn current income, consistent with preservation of capital, by investing primarily in fixed-income securities with an average effective maturity of no longer than five years and with quality ratings of A or better (as rated by Standard & Poor's Corporation or Moody's Investors Service) or equivalent unrated securities. The fund's investments include U.S. government and federal agency securities; pass-through securities, such as mortgage- and asset-backed securities; and high-quality corporate obligations. In pursuing its objective, the fund seeks to offer a higher yield than money market funds (which typically offer a stable principal value) with less volatility than longer term bonds (which typically provide higher income).

This fund is one of the 29 American Funds, the nation's third-largest mutual fund family. For more than seven decades, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2004 (the most recent calendar quarter):

CLASS A SHARES                             1 YEAR        5 YEARS      10 YEARS

reflecting 3.75% maximum sales charge      -0.59%        +4.96%        +5.58%

The fund's 30-day yield for Class A shares as of March 31, 2004, reflecting the 3.75% maximum sales charge and calculated in accordance with the Securities and Exchange Commission formula, was 2.08%.

Results for other share classes can be found on page 40. Please see the inside back cover for important information about other share classes.

FIGURES SHOWN ON THESE TWO PAGES ARE PAST RESULTS FOR CLASS A SHARES AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. SHARE PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM. FUND RESULTS SHOWN, UNLESS OTHERWISE INDICATED, ARE AT NET ASSET VALUE. IF A SALES CHARGE (MAXIMUM 3.75%) HAD BEEN DEDUCTED, THE RESULTS WOULD HAVE BEEN LOWER.

Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity.

[photo:  bicycle rider riding on deserted road]


FELLOW SHAREHOLDERS:

The income return generated by Intermediate Bond Fund of America during the first half of the current fiscal year was slightly less than it was when we last reported to you -- one consequence of the continued low level of interest rates. However, the fund did record a modest increase in its share price.

For the six months ended February 29, 2004, Intermediate Bond Fund of America produced a total return of 2.9%. While this return nearly matched the 3.0% average return of the 171 Short-Intermediate Investment-Grade Debt funds tracked by Lipper, it fell short of the 3.6% return posted by the Citigroup Broad Investment-Grade (BIG) Medium-Term Bond Index (one to seven years). By comparison, the Lehman Brothers Aggregate Government/Credit Index (one to seven years, ex BBB-rated debt) posted a 3.2% return. (Index returns are unmanaged and results do not include expenses.)

During the period, shareholders received monthly dividends totaling 20.6 cents a share. Those who reinvested dividends earned an income return of 1.49% (2.98% annualized). Those who chose to receive dividends in cash recorded an income return of 1.48% and saw the value of their shares increase 1.4%.

[Begin Sidebar]
RESULTS AT A GLANCE
(as of February 29, 2004, with all distributions reinvested)

                                           AVERAGE ANNUAL         CUMULATIVE
                                            TOTAL RETURN         TOTAL RETURN

1 year                                            --                 +2.7%
5 years                                         +5.8%               +32.8
10 years                                        +5.7                +74.5
Lifetime (since February 19, 1988)              +6.7               +182.1
[End Sidebar]

ECONOMIC AND MARKET REVIEW

When the fund's fiscal year began on September 1, 2003, interest rates had been rising for more than two months, sending bond prices sharply lower. The catalyst for this was a strengthening economy, which many investors surmised would soon lead to inflation. But fears of inflation proved premature, and only a few days into the reporting period, the bond market began to rally; September results were the best of the fiscal half-year.

During October, the market gave back a portion of those gains. Importantly, the Federal Reserve Board sought to allay investor anxieties by vowing to keep short-term interest rates (currently at 1%) low for "a considerable period." As a result, the bond market stabilized and traded within a relatively narrow range through the balance of the period. The overall trend, however, was toward lower yields for bonds with intermediate and long maturities.

Most classes of bonds benefited from the decline in interest rates that framed the period. Corporate bonds were some of the biggest winners, and in general, companies with the weakest credit ratings recorded some of the highest returns. In addition, bonds with long-dated maturities tended to deliver stronger returns than did short-term debt; this is typically the case during periods of steady or declining interest rates. Conversely, short-term bonds tend to retain far more of their value during periods of rising rates.

HOW THE FUND RESPONDED

Given the low level of interest rates and the dramatic strengthening of bond prices over the past year, the fund's portfolio counselors have pursued a defensive investment approach emphasizing short-term investments, quality and relative value. This strategy may sacrifice a small portion of capital appreciation if rates continue to trend lower through the second half of the fiscal year; however, it is primarily intended to help protect shareholder principal in the event of a sudden rise in rates such as the one the market experienced last summer. To this end, the portfolio counselors have gradually reduced the average life of portfolio holdings to 2.5 years from 3.2 years at the start of the period.

Apart from the average maturity of the portfolio, the fund's counselors have also reduced the fund's exposure to federal agency mortgage pass-through securities. During the past year, these securities have gained in value relative to U.S. Treasuries and ended the period at historically rich levels, according to the fund's mortgage research specialists. One reason for this is the record number of refinancings during the year, which shortened the expected maturity of many mortgage-backed securities. However, if interest rates do begin to rise, the average maturities of these mortgage pools could extend significantly and abruptly, thereby diminishing their relative value. Over the past six months, federal agency mortgage pass-through bonds declined to 18.1% of portfolio holdings from 27.7%.

Although relative values became increasingly scarce as rates trended lower, the fund found select opportunities among federal agency debentures and in corporate bonds. The former are a "plain vanilla," highly liquid type of government-affiliated debt that typically offers more yield than comparable Treasuries. The fund also found opportunities in niche areas of the corporate market, including a handful of non-U.S. corporate issuers that have debt denominated in U.S. dollars. Altogether, federal agency debentures grew to 8.5% of portfolio holdings from 5.5%, while corporate bonds increased to 23.4% from 20.8%. As shown in the table on page 4, the fund's holdings are overwhelmingly high quality.

MANAGING THROUGH MARKET CYCLES

Over the past few years, bonds have delivered attractive returns in the midst of a slumping economy and geopolitical unrest. Interest rates have fallen to historic lows, and skittish corporate sectors have recovered as liquidity returned to the capital markets. But the tailwinds that bolstered bond returns could well turn into headwinds if interest rates begin to rise. In light of this possibility, we believe that the fund's conservative investment posture is warranted, and we will continue to pursue strategies that may help limit the negative impact of a jump in rates.

Over the long-term, however, a gradual increase in interest rates may actually benefit shareholders. As short-term debt matures, it can be reinvested at higher rates, and sectors of the market that now look somewhat expensive may well become more attractive. Knowing how and when to take advantage of such changes requires a professional understanding of market conditions, years of investment experience and a long-term perspective, all of which the portfolio counselors of Intermediate Bond Fund of America supply. We hope you share that perspective, and we look forward to helping you achieve your investment goals.

Cordially,

/s/ Paul G. Haaga, Jr.                  /s/ John H. Smet
Paul G. Haaga, Jr.                      John H. Smet
Chairman of the Board                   President

April 12, 2004

Past results are not predictive of results in future periods. Current and future results may be lower or higher than past results. Share prices and returns will vary, so investors may lose money.

For current information about the fund, visit americanfunds.com.

INVESTMENT PORTFOLIO, February 29, 2004                             unaudited

INVESTMENT MIX BY SECURITY TYPE

[begin pie chart]

Corporate bonds                                                    23.4%
Federal agency mortgage-backed                                     18.1%
U.S. Treasury notes & bonds                                        15.9%
Asset-backed obligations                                           15.9%
Federal agency debentures                                           8.5%
Collateralized mortgage obligations (privately originated)          5.4%
Commercial mortgage-backed securities                               4.9%
Other                                                               1.0%
Cash & equivalents                                                  6.9%

[end pie chart]


QUALITY BREAKDOWN

U.S. government obligations*         18.7%
Federal agencies                     23.8%
Aaa/AAA                              24.9%
Aa/AA                                10.4%
A/A                                  14.2%
Baa/BBB                               1.1%
Cash & equivalents                    6.9%

*These securities are guaranteed by the full faith and credit of the United States government.

                                                                                                         PRINCIPAL     MARKET
                                                                                                          AMOUNT       VALUE
BONDS & NOTES - 93.14%                                                                                     (000)       (000)

CORPORATE BONDS  -  23.39%
INSURANCE  -  6.09%
AIG SunAmerica: (1)
 Global Financing VIII 1.219% 2004  (2)                                                                    $2,000    $  2,001
 Global Financing V 5.20% 2004                                                                              3,000       3,023
 Global Financing II 7.60% 2005                                                                             7,150       7,716
ASIF Global Financing XVIII 3.85% 2007 (1)                                                                  3,000       3,092
International Lease Finance Corp.:
 4.50% 2008                                                                                                 3,000       3,131
 Series O, 4.55% 2009                                                                                       2,800       2,896
Allstate Financial Global Funding LLC: (1)
 7.125% 2005                                                                                                2,000       2,171
 6.15% 2006                                                                                                 9,000       9,744
 5.25% 2007                                                                                                10,600      11,484
Hartford Financial Services Group, Inc.:
 2.375% 2006                                                                                               15,375      15,407
 4.70% 2007                                                                                                 4,000       4,246
ING Security Life Institutional Funding 2.70% 2007 (1)                                                      2,000       2,017
ReliaStar Financial Corp.:
 8.625% 2005                                                                                                2,000       2,120
 8.00% 2006                                                                                                11,470      13,084
 6.50% 2008                                                                                                 4,000       4,473
Jackson National Life Global Funding, Series 2002-1, 5.25% 2007 (1)                                        24,500      26,630
John Hancock Global Funding II, Series 2002-G, 5.00% 2007 (1)                                              19,000      20,435
Lincoln National Corp.:
 7.25% 2005                                                                                                 5,425       5,807
 6.50% 2008                                                                                                11,800      13,149
MetLife, Inc. 3.911% 2005                                                                                  33,020      33,917
Monumental Global Funding Trust II: (1)
 2001-B, Series B, 6.05% 2006                                                                               8,625       9,286
 2002-A, Series A, 5.20% 2007                                                                              19,350      20,781
 3.90% 2009                                                                                                 5,000       5,081
Nationwide Life Insurance Co. 5.35% 2007 (1)                                                               21,350      23,054
New York Life Global Funding 3.875% 2009 (1)                                                                6,750       6,885
PRICOA Global Funding I, Series 2003-2, 3.90% 2008 (1)                                                     10,000      10,168
Prudential Funding,A78 LLC 6.60% 2008 (1)                                                                  11,795      13,267
Prudential Insurance Co. of America 6.375% 2006 (1)                                                        14,325      15,680
Principal Life Global Funding I 4.40% 2010 (1)                                                              5,000       5,176
Travelers Property Casualty Corp. 3.75% 2008                                                               11,000      11,187
XL Capital Finance (Europe) PLC 6.50% 2012                                                                  2,725       3,073
                                                                                                                      310,181

COMMERCIAL BANKS  -  4.48%
ABN AMRO Bank NV 7.55% 2006                                                                                 8,000       9,032
BankAmerica Corp. 6.75% 2005                                                                                2,000       2,154
Bank of America Corp.:
 7.625% 2005                                                                                                1,000       1,067
 7.875% 2005                                                                                                3,000       3,228
 6.625% 2007                                                                                                  200         225
 4.375% 2010                                                                                               12,000      12,298
NationsBank Corp. 7.50% 2006                                                                                2,000       2,244
BANK ONE CORP. 2.625% 2008                                                                                  6,000       5,861
Barclays Bank PLC 7.375% (undated) (1)  (2)                                                                 2,000       2,373
Bayerische Landesbank, Series F, 2.50% 2006                                                                 6,625       6,754
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred (undated) (1) (2)                            4,500       5,228
Den Danske Bank A/S: (1)
 6.375% 2008 (2)                                                                                            4,750       5,011
 7.40% 2010                                                                                                   500         568
HBOS PLC 3.125% 2007 (1)                                                                                   10,000      10,136
HBOS Treasury Services PLC 3.75% 2008 (1)                                                                  10,000      10,135
Household Finance Corp.:
 8.00% 2005                                                                                                 3,250       3,493
 3.375% 2006                                                                                                3,000       3,074
 5.75% 2007                                                                                                 8,000       8,699
 7.875% 2007                                                                                                9,000      10,340
 4.125% 2008                                                                                                5,000       5,121
 6.40% 2008                                                                                                 3,000       3,358
Midland Bank PLC 8.625% 2004                                                                                4,200       4,433
J.P. Morgan Chase & Co.:
 5.625% 2006                                                                                                5,000       5,418
 5.35% 2007                                                                                                 6,050       6,555
 4.00% 2008                                                                                                15,000      15,528
Merita Bank Ltd. 7.50% (undated) (1)  (2)                                                                   2,825       3,036
Royal Bank of Scotland Group PLC, Series 3, 7.816% (undated)                                                7,500       8,267
Signet Bank 7.80% 2006                                                                                      2,000       2,278
Wachovia Corp. 3.50% 2008                                                                                  13,000      13,136
Skandinaviska Enskilda Banken 6.875% 2009                                                                   1,500       1,705
SocGen Real Estate Co. LLC, Series A, 7.64% (undated) (1)  (2)                                              8,750      10,027
US Bank National Association 2.85% 2006                                                                    20,000      20,308
Wells Fargo & Co.:
 7.25% 2005                                                                                                 4,000       4,329
 3.50% 2008                                                                                                17,000      17,317
Wells Fargo Bank National Association 7.80% 2010 (2)                                                        1,750       1,879
Wells Fargo Financial, Inc. 7.60% 2005                                                                      3,500       3,742
                                                                                                                      228,357

DIVERSIFIED FINANCIALS  -  2.66%
American Express Credit Corp.:
 1.264% 2006 (2)                                                                                            5,000       5,018
 3.00% 2008                                                                                                10,000       9,953
Bank of New York Co., Inc., Series E, 2.20% 2006                                                           10,000      10,051
Chilquinta Energia Finance Co. LLC, MBIA insured, 6.47% 2008 (1)                                            3,500       3,863
CIT Group Inc.:
 7.375% 2007                                                                                                3,500       3,971
 6.875% 2009                                                                                                3,000       3,434
Citicorp Lease Pass Through Trust, Series 1999-1, Class A-1, 7.22% 2005 (1) (3)                             2,275       2,348
Citigroup Inc.:
 5.75% 2006                                                                                                 7,000       7,548
 3.50% 2008                                                                                                22,500      22,898
 5.625% 2012                                                                                                3,000       3,250
SLM Corp., Series A:
 1.35% 2005 (2)                                                                                             4,000       4,011
 3.625% 2008                                                                                               17,500      17,807
 3.95% 2008                                                                                                 5,000       5,130
 3.08% 2009 (2)                                                                                             5,000       5,000
 4.00% 2009                                                                                                 8,000       8,174
USA Education, Inc. 5.625% 2007                                                                             9,035       9,838
State Street Capital Trust II 1.62% 2008 (2)                                                                8,000       8,063
Swedish Export Credit Corp. 2.875% 2007                                                                     5,000       5,054
                                                                                                                      135,411

CAPITAL GOODS  -  2.06%
BAE SYSTEMS 2001 Asset Trust, Series 2001: (1)  (3)
 Class B, 7.156% 2011                                                                                      23,948      26,689
 Class G, MBIA insured, 6.664% 2013                                                                         2,737       3,079
Caterpillar Financial Services Corp., Series F, 2.59% 2006                                                  3,000       3,029
General Electric Capital Corp., Series A:
 2.85% 2006                                                                                                 5,000       5,082
 5.00% 2007                                                                                                23,000      24,664
 5.375% 2007                                                                                               10,000      10,824
 3.50% 2008                                                                                                 9,000       9,135
 6.00% 2012                                                                                                 2,500       2,766
General Electric Co. 5.00% 2013                                                                             2,000       2,073
Heller Financial, Inc. 8.00% 2005                                                                           3,500       3,792
John Deere Capital Corp. 3.90% 2008                                                                        13,500      13,929
                                                                                                                      105,062

RETAILING  -  1.63%
Costco Wholesale Corp. 5.50% 2007                                                                           5,250       5,702
CVS Corp. 6.117% 2013 (1)  (3)                                                                              1,767       1,922
Kohl's Corp.:
 6.70% 2006                                                                                                 7,074       7,694
 6.30% 2011                                                                                                 2,690       3,033
Lowe's Companies, Inc.:
 7.50% 2005                                                                                                 3,000       3,296
 8.25% 2010                                                                                                 5,000       6,223
Nordstrom, Inc. 8.95% 2005                                                                                  5,800       6,446
Target Corp.:
 5.50% 2007                                                                                                17,000      18,508
 3.375% 2008                                                                                               12,700      12,827
Wal-Mart Stores, Inc.:
 6.55% 2004                                                                                                 5,000       5,119
 5.45% 2006                                                                                                 7,000       7,548
 4.375% 2007                                                                                                2,000       2,116
 6.875% 2009                                                                                                2,000       2,340
                                                                                                                       82,774

TELECOMMUNICATION SERVICES  -  1.41%
AirTouch Communications, Inc. 6.35% 2005                                                                    1,500       1,588
Vodafone Group PLC:
 7.625% 2005                                                                                                8,750       9,263
 7.75% 2010                                                                                                14,525      17,399
British Telecommunications PLC 7.875% 2005 (2)                                                              3,250       3,577
Cingular Wireless LLC 5.625% 2006                                                                           3,000       3,229
Telefonica Europe BV 7.75% 2010                                                                            10,000      12,005
Verizon Global Funding Corp. 7.375% 2012                                                                    5,000       5,903
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006                                            17,500      18,819
                                                                                                                       71,783

AUTOMOBILES & COMPONENTS  -  0.97%
DaimlerChrysler North America Holding Corp. 6.40% 2006                                                     18,000      19,353
Ford Motor Credit Co. 6.875% 2006                                                                           4,250       4,528
General Motors Acceptance Corp.:
 4.50% 2006                                                                                                 2,000       2,067
 6.125% 2006                                                                                               10,000      10,715
 6.75% 2006                                                                                                 5,000       5,359
 6.125% 2007                                                                                                5,000       5,380
 6.875% 2011                                                                                                2,000       2,160
                                                                                                                       49,562

MEDIA  -  0.72%
CBS Corp. 7.15% 2005                                                                                        6,500       6,926
Viacom Inc.:
 6.40% 2006                                                                                                17,250      18,654
 5.625% 2007                                                                                                5,000       5,453
Cox Radio, Inc. 6.375% 2005                                                                                 3,500       3,665
Gannett Co., Inc. 4.95% 2005                                                                                2,000       2,072
                                                                                                                       36,770

UTILITIES  -  0.70%
Alabama Power Co., Series U, 2.65% 2006                                                                     5,000       5,058
Duke Energy Corp. First and Refunding Mortgage Bonds:
 Series B, 3.75% 2008                                                                                       5,000       5,084
 4.50% 2010                                                                                                 2,250       2,316
Pacificorp Australia LLC, MBIA insured, 6.15% 2008 (1)                                                      6,000       6,566
PECO Energy Co., First and Refunding Mortgage Bonds, 3.50% 2008                                             2,000       2,028
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007                                                13,500      14,511
                                                                                                                       35,563

ENERGY  -  0.53%
BP Capital Markets PLC:
 2.35% 2006                                                                                                10,000      10,119
 2.75% 2006                                                                                                 8,000       8,119
Oil Enterprises Ltd., MBIA insured, 6.239% 2008 (1)  (3)                                                    5,446       6,006
Pemex Finance Ltd., AMBAC insured, 6.55% 2008 (3)                                                           2,353       2,523
                                                                                                                       26,767


TRANSPORTATION  -  0.45%
Burlington Northern and Santa Fe Railway Co. 6.96% 2009 (3)                                                 4,942       5,016
Burlington Northern and Santa Fe Railway Co. Pass Through Trust,
  Series 2002-1, 5.943% 2022 (3)                                                                              499         547
Continental Airlines, Inc., MBIA insured, 2.08% 2009 (2)                                                    2,000       2,017
Delta Air Lines, Inc., Series 2003-1, Class G, AMBAC insured, 1.87% 2008 (2) (3)                            9,828       9,890
Northwest Airlines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.264% 2021 (3)                           2,480       2,655
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G,
  MBIA insured, 5.70% 2023 (1)  (3)                                                                         1,655       1,750
Southwest Airlines Co., Series 2001-1, Class A-2, 5.496% 2006 (3)                                           1,000       1,074
                                                                                                                       22,949

THRIFTS & MORTGAGE FINANCE  -  0.44%
Washington Mutual, Inc.:
 2.40% 2005                                                                                                 3,000       3,026
 7.50% 2006                                                                                                15,500      17,389
 5.625% 2007                                                                                                1,600       1,729
                                                                                                                       22,144

FOOD, BEVERAGE & TOBACCO  -  0.42%
Anheuser-Busch Co. Inc. 9.00% 2009                                                                          2,000       2,544
Kraft Foods Inc.:
 4.625% 2006                                                                                                3,000       3,163
 5.625% 2011                                                                                                4,775       5,130
Nabisco, Inc. 7.05% 2007                                                                                    9,200      10,408
                                                                                                                       21,245

REAL ESTATE  -  0.33%
Kimco Realty Corp.:
 Series A, 6.73% 2005                                                                                       9,500      10,130
 Series C, 3.95% 2008                                                                                       2,000       2,035
Price REIT, Inc. 7.50% 2006                                                                                 4,000       4,540
                                                                                                                       16,705

HEALTH CARE EQUIPMENT & SERVICES  -  0.25%
UnitedHealth Group Inc.:
 7.50% 2005                                                                                                 1,525       1,667
 5.20% 2007                                                                                                 3,000       3,215
 3.75% 2009                                                                                                 8,000       8,088
                                                                                                                       12,970

CONSUMER DURABLES & APPAREL  -  0.11%
Sony Capital Corp., Series C, 4.95% 2006 (1)                                                                5,000       5,346
                                                                                                                        5,346

MATERIALS  -  0.08%
Scotia Pacific Co. LLC, Series B, Class A-2, 7.11% 2028 (3)                                                 5,000       3,945
                                                                                                                        3,945

HOTELS, RESTAURANTS & LEISURE  -  0.06%
Carnival Corp. 6.15% 2008                                                                                   2,901       3,179
                                                                                                                        3,179

FEDERAL AGENCY MORTGAGE-BACKED (3)  -  18.07%
FEDERAL AGENCY MORTGAGE PASS-THROUGH OBLIGATIONS  -  15.03%
FANNIE MAE:
 3.814% 2033 (2)                                                                                            4,872       4,938
 3.817% 2033 (2)                                                                                           15,638      15,852
 3.963% 2033 (2)                                                                                           10,505      10,725
 3.992% 2033 (2)                                                                                            3,557       3,631
 4.011% 2033 (2)                                                                                            1,920       1,934
 4.066% 2033 (2)                                                                                            4,919       5,024
 4.219% 2033 (2)                                                                                           34,857      35,726
 5.00% 2018                                                                                                20,787      21,383
 5.50% 2016 - 2033                                                                                         95,492      98,460
 6.00% 2013 - 2034                                                                                         88,061      92,354
 6.50% 2013 - 2032                                                                                         83,270      88,766
 7.00% 2008 - 2031                                                                                         30,435      32,627
 7.50% 2009 - 2031                                                                                         11,955      12,833
 8.00% 2004                                                                                                     5           5
 8.50% 2008 - 2027                                                                                            576         628
 9.00% 2009 - 2018                                                                                          3,402       3,755
 9.318% 2026 (2)                                                                                            2,703       3,051
 9.50% 2009 - 2026                                                                                          2,302       2,605
 10.00% 2018 - 2025                                                                                         1,409       1,622
 11.00% 2020                                                                                                  446         530
 11.50% 2019 - 2020                                                                                         2,373       2,814
 13.50% 2015                                                                                                  547         669
FREDDIE MAC:
 4.092% 2033 (2)                                                                                            3,210       3,271
 5.00% 2018                                                                                                10,822      11,132
 5.50% 2017 - 2018                                                                                         33,679      35,214
 6.00% 2014 - 2034                                                                                         97,876     101,872
 6.50% 2017 - 2032                                                                                         24,474      26,009
 7.00% 2008 - 2015                                                                                          4,448       4,756
 7.20% 2006                                                                                                 3,825       4,250
 8.00% 2008 - 2017                                                                                          1,795       1,951
 8.50% 2008 - 2027                                                                                            956       1,044
 8.75% 2008                                                                                                    93          99
 9.00% 2030                                                                                                   740         829
 9.50% 2010 - 2013                                                                                             75          80
 10.00% 2018 - 2025                                                                                         3,508       4,066
 11.00% 2018                                                                                                  285         332
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION:
 5.50% 2017                                                                                                 9,004       9,458
 6.00% 2013 - 2034                                                                                         90,773      95,063
 6.50% 2028 - 2029                                                                                          6,471       6,867
 7.00% 2007 - 2032                                                                                          7,917       8,515
 7.50% 2022 - 2031                                                                                          2,103       2,275
 8.00% 2023 - 2030                                                                                          2,850       3,118
 8.50% 2007 - 2023                                                                                          2,198       2,403
 9.00% 2008 - 2021                                                                                            619         687
 9.50% 2009 - 2020                                                                                          1,927       2,132
                                                                                                                      765,355

FEDERAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS  -  3.04%
Fannie Mae:
 Series 91-50, Class H, 7.75% 2006                                                                            794         828
 Trust D2, 11.00% 2009                                                                                        471         513
 Series 88-16, Class B, 9.50% 2018                                                                             67          75
 Series 90-93, Class G, 5.50% 2020                                                                            261         270
 Series 90-21, Class Z, 9.00% 2020                                                                          1,449       1,593
 Series 2002-W7, Class A-2, 4.80% 2022                                                                     16,970      17,012
 Series 2001-4, Class GA, 10.221% 2025 (2)                                                                  2,608       2,993
 Series 2001-4, Class NA, 11.792% 2025 (2)                                                                  7,208       8,935
 Series 2002-W3, Class A-5, 7.50% 2028                                                                      5,704       6,223
 Series 2003-T3, Class 2A-3, 2.869% 2029                                                                   15,866      16,010
 Series 2002-W7, Class A-5, 7.50% 2029                                                                      4,303       4,695
 Series 2001-20, Class D, 11.041% 2031 (2)                                                                    345         401
 Series 2003-W10, Class 1A-2B, 3.112% 2037                                                                  4,800       4,828
 Series 2003-W4, Class 1A-2, 3.063% 2038                                                                   12,500      12,572
 Series 1999-T2, Class A-1, 7.50% 2039                                                                      2,137       2,332
 Series 2003-W4, Class 1A-3, 3.991% 2040                                                                   19,000      18,933
 Series 2002-W3, Class A-2, 5.50% 2041                                                                      3,250       3,290
 Series 2001-T10, Class A-1, 7.00% 2041                                                                     3,715       4,022
 Series 2001-50, Class BA, 7.00% 2041                                                                       2,097       2,243
 Series 2002-W4, Class A-2, 5.10% 2042                                                                      4,292       4,312
 Series 2002-W1, Class 2A, 7.50% 2042                                                                       1,710       1,865
Freddie Mac:
 Series H009, Class A-2, 1.876% 2008 (2)                                                                    7,794       7,683
 Series 2489, Class A, 5.50% 2013                                                                             769         774
 Series 2310, Class B, 9.927% 2015 (2)                                                                        251         280
 Series 2310, Class A, 10.574% 2017 (2)                                                                     1,094       1,229
 Series T-041, Class 1A-2, 4.76% 2021                                                                       3,065       3,082
 Series 1567, Class A, 1.525% 2023 (2)                                                                        229         213
 Series T-041, Class 3-A, 7.50% 2032                                                                        2,349       2,574
 Series T-056, Class A-2A, 2.842% 2036                                                                     14,750      14,756
 Series T-042, Class A-2, 5.50% 2042                                                                        6,793       6,862
Government National Mortgage Assn.,
 Series 2002-28, Class A, 4.776% 2018                                                                       3,371       3,547
                                                                                                                      154,945

U.S. TREASURY NOTES & BONDS  -  15.91%
 6.00% August 2004 (7)                                                                                     31,000      31,706
 5.875% November 2004                                                                                      62,125      64,206
 11.625% November 2004                                                                                     23,400      25,126
 5.75% November 2005                                                                                       92,750      99,422
 5.875% November 2005                                                                                       5,000       5,370
 6.875% May 2006                                                                                           29,250      32,487
 2.625% November 2006                                                                                      30,000      30,492
 3.50% November 2006                                                                                      121,025     125,785
 3.375% January 2007  (6) (7)                                                                              16,578      18,231
 6.25% February 2007                                                                                       47,750      53,414
 4.375% May 2007                                                                                          103,525     110,352
 3.625% January 2008 (6) (7)                                                                               25,671      28,955
 3.875% January 2009 (6)                                                                                   37,651      43,550
 6.00% August 2009                                                                                         20,500      23,518
 10.375% November 2009                                                                                      4,000       4,259
 5.00% February 2011                                                                                       65,500      71,661
 5.00% August 2011                                                                                         25,600      27,943
 8.750% August 2020                                                                                         9,490      13,960
                                                                                                                      810,437

ASSET-BACKED OBLIGATIONS (3)  -  15.86%
ACLC Business Loan Receivables Trust, Series 2002-1, Class A-1, 5.408% 2022 (1)                             4,467       4,530
AESOP Funding II LLC: (1)
 Series 2002-A, Class A-1, AMBAC insured, 3.85% 2006                                                        7,125       7,301
 Series 2003-2, Class A-1, MBIA insured, 2.74% 2007                                                         5,000       5,036
AmeriCredit Automobile Receivables Trust:
 Series 2002-D, Class A-3, FSA insured, 2.72% 2007                                                          5,583       5,636
 Series 2003-A-M, Class A-4-A, MBIA insured, 3.10% 2009                                                     2,000       2,033
 Series 2002-C, Class A-4, FSA insured, 3.55% 2009                                                          5,000       5,134
Ameriquest Mortgage Securities Inc., Asset-backed Pass-Through Certificates,
  Series 2003-5, Class A-2, 2.43% 2033                                                                     30,775      30,885
AMRESCO Residential Securities Corp. Mortgage Loan Trust, Series 1997-2,
  Class A-7, 7.57% 2027                                                                                     5,176       5,258
Arcadia Automobile Receivables Trust, Series 1999-C, Class A-3,
  FSA insured, 7.20% 2007                                                                                     921         925
Asset-backed Securities Corp. Home Equity Loan Trust: (2)
 Series 2001-HE2, Class M-2, 2.144% 2031                                                                   13,713      13,745
 Series 2001-HE3, Class A-IO, interest only, 3.60% 2031                                                    37,465         148
Banco Itau SA, XLCA insured: (1) (2)
 Series 2002-2, 1.828% 2006                                                                                13,500      13,433
 Series 2002, 1.878% 2007                                                                                  18,700      18,607
Banco Nacional de Mexico, SA, Series 1999-A, Class A-1, MBIA insured,
  7.50% 2006 (1)                                                                                            2,898       3,089
California Infrastructure and Economic Development Bank, Special Purpose Trust:
 SCE-1, Series 1997-1, Class A-6, 6.38% 2008                                                               24,175      25,691
 PG&E-1, Series 1997-1, Class A-7, 6.42% 2008                                                               9,887      10,491
Capital One Auto Finance Trust, Series 2002-A, Class A-3, MBIA insured,
  4.03% 2006                                                                                                3,470       3,517
Capital One Master Trust, Series 1998-1, Class A, 6.31% 2011                                               11,950      13,394
Capital One Multi-asset Execution Trust, Series 2003-1, Class A, 1.484% 2009 (2)                           19,000      19,093
Centex Home Equity Loan Trust:
 Series 2003-A, Class AF-3, 2.708% 2026                                                                    11,200      11,284
 Series 2003-A, Class AV-1, 1.37% 2033 (2)                                                                  6,071       6,078
 Series 2003-C, Class AF-6, 4.81% 2033                                                                      1,700       1,744
Chase Credit Card Owner Trust, Series 2003-4, Class B, 1.744% 2016 (2)                                      3,000       3,020
Chase Funding Trust:
 Series 2003-1, Class IA-2, 2.547% 2017                                                                     7,000       7,024
 Series 2003-1, Class IA-3, 3.14% 2023                                                                      5,000       5,051
 Series 1999-3, Class IIM-1, 1.74% 2029 (2)                                                                 5,541       5,555
Chase Manhattan Auto Owner Trust, Series 2002-A, Class A-3, 3.49% 2006                                      1,691       1,704
CIT Equipment Collateral, Series 2002-VT1, Class B, 3.97% 2009                                              1,153       1,168
CitiFinancial Mortgage Securities Inc., Series 2003-1, Class AF-2, 2.948% 2033                              5,060       5,105
Coast-to-Coast Motor Vehicle Owner Trust, Series 2000-A, Class A-4,
  MBIA insured, 7.33% 2006 (1)                                                                              2,644       2,657
ComEd Transitional Funding Trust, Transitional Funding Trust Note, Series 1998:
 Class A-5, 5.44% 2007                                                                                      2,864       2,935
 Class A-6, 5.63% 2009                                                                                     13,300      14,345
Conseco Finance Home Equity Loan Trust:
 Series 2000-B, Class AF-6, 7.80% 2020                                                                      5,147       5,316
 Series 2000-F, Class AF-4, 7.67% 2026                                                                      1,368       1,457
 Series 2001-B, Class II-M-1, 7.581% 2032                                                                   9,658      10,274
 Series 2002-B, Class A-2, 5.31% 2033                                                                       1,861       1,875
Conseco Finance Manufactured Housing Contract Trust, Series 2001-3,
  Class A-2, 5.16% 2033                                                                                     2,796       2,839
Green Tree Financial Corp.:
 Series 1998-2, Class A-5, 6.24% 2016                                                                       1,482       1,513
 Series 1997-6, Class A-6, 6.90% 2029                                                                       1,475       1,485
 Series 1997-6, Class A-7, 7.14% 2029                                                                       3,473       3,729
Green Tree Recreational, Equipment & Consumer Trust, Series 1999-A,
  Class A-6, 6.84% 2010                                                                                       285         287
Continental Auto Receivables Owner Trust, Series 2000-B, Class A-4,
  MBIA insured, 6.91% 2005 (1)                                                                              1,017       1,031
CPS Auto Receivables Trust, XLCA insured: (1)
 Series 2003-A, Class A-2, 2.89% 2009                                                                       3,993       3,999
 Series 2002-B, Class A-2, 3.50% 2009                                                                      13,275      13,534
 Series 2002-C, Class A-2, 3.52% 2009                                                                       3,034       3,060
CS First Boston Mortgage Securities Corp., Series 2001-HE16, Class A-IO,
  interest only, 5.64% 2004                                                                                 3,278          54
CWABS, Inc.: (2)
 Series 1999-3, Class MV-1, 1.71% 2030                                                                     10,000      10,027
 Series 2003-BC3, Class A-2, 1.40% 2033                                                                     5,000       5,006
Drive Auto Receivables Trust, MBIA insured: (1)
 Series 2003-1, Class A-3, 2.41% 2007                                                                      10,000      10,080
 Series 2002-1, Class A-4, 4.09% 2008                                                                       6,500       6,719
Drivetime Auto Owner Trust, Series 2003-A, Class A-3, XLCA insured,
  2.524% 2008 (1)                                                                                           5,000       5,049
Duck Auto Owner Trust, Series 2002-B, Class A, XLCA insured, 2.985% 2007 (1)                                2,766       2,772
Financial Pacific Funding II, LLC, Series 2003-A, Class A, FSA insured,
  2.29% 2009 (1)                                                                                            3,396       3,402
First Investors Auto Owner Trust, Series 2002-A, Class A, MBIA insured,
  3.46% 2008 (1)                                                                                            1,583       1,602
Franklin Auto Trust, Series 2002-1, Class A-4, MBIA insured, 4.51% 2010                                     8,250       8,632
GRCT Consumer Loan Trust, Series 2001-1A, Class 2BRV, 6.251% 2020 (1)                                         619         635
Home Equity Asset Trust, Series 2003-5, Class A-2, 1.44% 2033 (2)                                          22,177      22,229
Household Automotive Trust, Series 2001-3, Class A-4, 4.37% 2008                                           20,250      20,908
Hyundai Auto Receivables Trust 2002-A, Class B, 3.54% 2009 (1)                                             12,125      12,392
Illinois Power Special Purpose Trust, Series 1998-1, Class A-6, 5.54% 2009                                 10,080      10,857
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series SPMD 2001-A,
  Class AF-6, 6.537% 2030                                                                                   2,000       2,103
Litigation Settlement Monetized Fee Trust I, Series 2001-1, Class A-1,
  8.33% 2031 (1)                                                                                            2,289       2,351
Long Beach Acceptance Auto Receivables Trust, FSA insured:
 Series 2002-A, Class A-3, 3.175% 2006                                                                      9,500       9,598
 Series 2004-A, Class A-2, 2.84% 2010                                                                       5,000       5,000
Long Beach Mortgage Loan Trust, Series 2000-1: (2)
 Class M-1, 1.751% 2031                                                                                     7,000       7,032
 Class M-2, 2.191% 2031                                                                                     9,000       9,019
Madison Avenue Manufactured Housing Contract Trust, Series 2002-A,
  Class M-1, 2.54% 2032 (2)                                                                                 9,000       8,640
MBNA Master Credit Card Trust II:
 Series 2000-D, Class B, 1.524% 2009 (2)                                                                    5,750       5,791
 Series 2000-E, Class A, 7.801% 2012                                                                        2,580       3,149
Merrill Lynch Mortgage Investors, Inc., Series 1999-NC1, Class M-1,
  1.661% 2030 (2)                                                                                           8,145       8,145
Metris Master Trust, Series 2001-3, Class A, 1.321% 2008 (2)                                               10,000       9,950
MMCA Auto Owner Trust:
 Series 2000-2, Class B, 7.42% 2005                                                                         3,500       3,560
 Series 2000-1, Class B, 7.55% 2005                                                                         9,000       9,142
 Series 2001-2, Class B, 5.75% 2007                                                                         1,597       1,622
 Series 2001-3, Class B, 2.044% 2008 (2)                                                                    1,740       1,729
 Series 2002-4, Class A-4, 3.05% 2009                                                                       5,000       5,053
 Series 2002-3, Class A-4, 3.57% 2009                                                                       5,000       5,109
 Series 2002-2, Class A-4, 4.30% 2010                                                                       5,825       5,918
Navistar Financial Owner Trust, Series 2002-A:
 Class A-3, 4.09% 2006                                                                                      2,231       2,250
 Class B, 4.95% 2009                                                                                        1,085       1,106
Nebhelp Trust, Student Loan Interest Margin Securities, Series 1998-1,
  Class A, MBIA insured, 6.68% 2016 (1)                                                                     8,012       8,641
New Century Home Equity Loan Trust, Series 2001-NC2, Class M-1, 1.911% 2031 (2)                            10,720      10,751
Nordstrom Credit Card Master Note Trust, Series 2002-1A, Class B,
  1.794% 2010 (1)  (2)                                                                                      2,250       2,264
Nordstrom Private Label Credit Card Master Note Trust, Series 2001-1,
  Class A, 4.82% 2010 (1)                                                                                   8,750       9,262
NPF VI, Inc., Series 2002-1, Class A, 2.69% 2008 (1)  (2)  (4) (5)                                          1,500         270
NPF XII, Inc., Series 2001-3, Class A, 5.52% 2007 (1)  (4) (5)                                              1,000         120
Onyx Acceptance Owner Trust, Series 2002-C, MBIA insured:
 Class A-3, 3.29% 2006                                                                                      5,484       5,538
 Class A-4, 4.07% 2009                                                                                      9,075       9,397
Option One Mortgage Loan Trust: (2)
 Series 2000-2, Class M-1, 1.67% 2030                                                                       9,075       9,100
 Series 2000-3, Class M-1, 1.69% 2030                                                                       7,250       7,270
 Series 2002-1, Class M-1, 1.84% 2032                                                                       4,125       4,097
Pass-through Amortizing Credit Card Trusts, Series 2002-1: (1)
 Class A-2FL, 2.444% 2012 (2)                                                                               2,214       2,213
 Class A-2FX, 4.685% 2012                                                                                   4,982       5,031
PECO Energy Transition Trust, Series 1999-A:
 Class A-6, 6.05% 2009                                                                                     13,150      14,311
 Class A-7, 6.13% 2009                                                                                      7,000       7,809
PF Export Receivables Master Trust, Series 2001-B, MBIA insured, 6.60% 2011 (1)                             7,375       8,240
PP&L Transition Bond Co. LLC, Series 1999-1:
 Class A-7, 7.05% 2009                                                                                      6,260       7,018
 Class A-8, 7.15% 2009                                                                                      1,200       1,390
Prestige Auto Receivables Trust, Series 2003-1, Class A-2, FSA insured,
  2.41% 2010 (1)                                                                                            6,457       6,495
Rental Car Finance Corp., Series 1999-1, Class C, 6.50% 2007 (1)                                            2,000       2,041
Residential Asset Mortgage Products Trust:
 Series 2003-RS1, Class A-I-2, 2.871% 2023                                                                  6,836       6,847
 Series 2003-RS1, Class A-I-3, 3.495% 2028                                                                  5,475       5,525
 Series 2003-RZ4, Class A-7, 4.79% 2033                                                                     1,000       1,016
Residential Asset Securities Corp. Trust:
 Series 2003-KS10, Class A-I-2, 2.71% 2026                                                                  7,200       7,255
 Series 2002-KS8, Class A-3, AMBAC insured, 3.69% 2027                                                      3,000       3,069
 Series 2003-KS2, Class A-I-3, 2.66% 2028                                                                   8,650       8,703
 Series 2001-KS3, Class A-I-6, 5.96% 2031                                                                   7,000       7,522
 Series 2001-KS3, Class A-I-5, 6.48% 2031                                                                   8,143       8,679
 Series 2001-KS6, Class A-2, 1.39% 2033 (2)                                                                 3,635       3,639
 Series 2003-KS2, Class A-II-B, 1.39% 2033 (2)                                                              7,641       7,649
 Series 2003-KS10, Class A-II-B, 1.41% 2033 (2)                                                             1,915       1,918
 Series 2003-KS8, Class A-I-6, 4.83% 2033                                                                   1,500       1,555
 Series 2004-KS2, Class M-21, 1.608% 2034 (2)                                                               7,000       7,000
Residential Funding Mortgage Securities II, Inc., Series 2001-HS2, Class A-4,
  AMBAC insured, 6.43% 2016 (2)                                                                               546         551
Saxon Asset Securities Trust, Series 2002-2:
 Class AF-3, 4.61% 2024                                                                                     3,748       3,795
 Class AF-5, 5.99% 2031                                                                                     2,500       2,654
SeaWest Securitization, LLC, XLCA insured: (1)
 Series 2002-A, Class A-3, 3.58% 2008                                                                      22,579      22,833
 Series 2003-A, Class A-2, 2.84% 2009                                                                      12,614      12,768
SLM Private Credit Student Loan Trust, Series 2002-A, Class A-2, 1.713% 2030 (2)                           16,000      16,154
Specialty Underwriting and Residential Finance Trust, Series 2003-BCI,
  Class A, 1.44% 2034 (2)                                                                                   7,021       7,033
Student Loan Funding LLC, Series 1998-B, Class B-3, 6.25% 2019                                              2,949       3,060
Triad Automobile Receivables Trust, Series 2002-A, Class A-3,
  AMBAC insured, 2.62% 2007                                                                                 5,000       5,052
WFS Financial Owner Trust:
 Series 2002-3, Class A-4, 3.50% 2010                                                                       7,000       7,213
 Series 2004-1, Class A-4, 2.81% 2011                                                                       2,600       2,602
                                                                                                                      807,996

FEDERAL AGENCY DEBENTURES  -  8.53%
Fannie Mae:
 6.50% 2004                                                                                                25,000      25,628
 6.00% 2005                                                                                                 4,500       4,842
 7.125% 2005                                                                                               26,000      27,466
 2.625% 2006                                                                                               38,000      38,398
 4.25% 2007                                                                                                27,000      28,457
 6.00% 2008                                                                                                23,500      26,317
Freddie Mac:
 5.00% 2004                                                                                                14,250      14,370
 4.25% 2005                                                                                                47,750      49,523
 2.375% 2006                                                                                               47,000      47,478
 5.25% 2006                                                                                                53,250      56,668
 5.50% 2006                                                                                                14,000      15,112
 3.50% 2007                                                                                                82,750      85,159
 5.75% 2009                                                                                                 9,000       9,065
United States Government Guaranteed Ship Financing Obligations,
  Rowan Companies, Inc. (Title XI) 5.88% 2012 (3)                                                           5,255       5,837
                                                                                                                      434,320

COLLATERALIZED MORTGAGE OBLIGATIONS (PRIVATELY ORIGINATED) (3) -  5.39%
Banc of America Mortgage Securities Trust: (2)
 Series 2003-F, Class 1-A-1, 2.969% 2033                                                                   10,507      10,556
 Series 2003-D, Class 1-A-1, 3.428% 2033                                                                    1,004       1,010
 Series 2003-F, Class 2-A-1, 3.734% 2033                                                                    9,906       9,927
 Series 2003-G, Class 2-A-1, 4.088% 2033                                                                    8,676       8,745
 Series 2003-D, Class 2-A-1, 4.183% 2033                                                                   12,600      12,728
Bear Stearns ARM Trust: (2)
 Series 2003-2, Class A-3, 3.703% 2033 (1)                                                                  3,480       3,492
 Series 2003-6, Class A-2, 4.076% 2033                                                                      4,432       4,503
 Series 2003-3, Class II-A-2, 4.203% 2033                                                                  11,694      11,828
 Series 2004-1, Class 2-A-5, 4.02% 2034                                                                     8,000       8,133
 Series 2003-9, Class III-A-2, 5.081% 2034                                                                  9,694       9,865
CHL Mortgage Pass-Through Trust:
 Series 2003-J6, Class 2-A-1, 4.75% 2018                                                                   12,089      12,244
 Series 2003-HYB3, Class 4-A-1, 3.543% 2033 (2)                                                             9,268       9,309
 Series 2003-27, Class A-1, 3.831% 2033 (2)                                                                11,824      11,888
CS First Boston Mortgage Securities Corp.: (2)
 Series 2004-AR1, Class II-A-1, 4.832% 2032                                                                12,528      12,845
 Series 2003-AR20, Class II-A-2, 4.025% 2033                                                                4,078       4,118
 Series 2003-AR12, Class II-A-2, 4.372% 2033                                                                5,770       5,860
 Series 2003-AR28, Class II-A-1, 4.625% 2033                                                                9,177       9,349
First Horizon Mortgage Pass Through Trust, Series 2004-AR1,
  Class II-A-1, 4.95% 2034 (2)                                                                             11,598      11,909
First Nationwide Trust, Series 1999-2, Class 1PA-1, 6.50% 2029                                              1,697       1,768
Paine Webber CMO, Series O, Class 5, 9.50% 2019                                                               566         616
PUMA Global Trust No.1, Class B, 1.63% 2033 (2)                                                             5,500       5,460
Security National Mortgage Loan Trust, Series 2000-1,                                                       3,146       3,344
 Class A-2, 8.75% 2024 (1)
Structured Asset Securities Corp.: (2)
 Series 1998-RF2, Class A, 8.474% 2027 (1)                                                                  5,555       6,146
 Series 1998-RF1, Class A, 8.706% 2027 (1)                                                                  5,550       6,153
 Series 1999-BC1, Class M2, 2.39% 2029                                                                      1,704       1,713
 Series 1999-RF1, Class A, 7.891% 2028 (1)                                                                  7,884       8,579
 Series 2003-17A, Class 3-A1, 4.01% 2033                                                                   14,858      14,992
WaMu Mortgage Pass-Through Certificates Trust: (2)
 Series 2003-AR3, Class A-2, 2.83% 2033                                                                        59          59
 Series 2003-AR3, Class A-3, 3.57% 2033                                                                     7,000       7,020
 Series 2003-AR7, Class A-7, 3.842% 2033                                                                   24,027      23,910
 Series 2003-AR8, Class A, 4.03% 2033                                                                       9,040       9,171
 Series 2003-AR6, Class A-1, 4.38% 2033                                                                    18,388      18,727
 Series 2003-AR1, Class A-6, 4.532% 2033                                                                    3,643       3,704
Wells Fargo Mortgage Backed Securities Trust, Series 2003-M,
  Class A-1, 4.784% 2033 (2)                                                                                4,896       4,934
                                                                                                                      274,605

COMMERCIAL MORTGAGE-BACKED SECURITIES (3)  -  4.93%
Bear Stearns Commercial Mortgage Securities Inc.:
 Series 1998-C1, Class A-1, 6.34% 2030                                                                     12,420      13,330
 Series 1999-C1, Class X, interest only, 1.165% 2031 (1)  (2)                                              85,370       4,224
 Series 1999-C1, 5.91% 2031                                                                                 6,962       7,478
 Series 2001-TOP2, Class A-1, 6.08% 2035                                                                    9,027       9,814
Chase Commercial Mortgage Securities Corp.:
 Series 1998-1, Class A-1, 6.34% 2030                                                                         207         210
 Series 2000-2, Class A-1, 7.543% 2032                                                                      6,509       7,269
 Series 2000-1, Class A-1, 7.656% 2032                                                                      1,648       1,714
Commercial Mortgage Acceptance Corp.:
 Series 1998-C2, Class A-1, 5.80% 2030                                                                      1,382       1,428
 Series 1998-C1, Class A-1, 6.23% 2031                                                                      1,062       1,116
Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.206% 2033                                           1,527       1,688
CS First Boston Mortgage Securities Corp.:
 Series 2002-FL2, Class A-2, 1.444% 2010 (1)  (2)                                                           5,328       5,326
 Series 2001-CF2, Class A-2, 5.935% 2034                                                                    9,000       9,568
 Series 2002-CKP1, Class A-1, 4.627% 2035                                                                   5,436       5,637
 Series 2001-CK6, Class A-2, 6.103% 2036                                                                    5,000       5,534
 Series 2002-CKN2, Class A-1, 4.637% 2037                                                                   9,473       9,890
 Series 1998-C1, Class A-1A, 6.26% 2040                                                                     3,657       3,822
 Series 1998-C1, Class A-1B, 6.48% 2040                                                                     4,000       4,470
 Series 1998-C1, Class C, 6.78% 2040                                                                        6,450       7,168
 Series 1999-C1, Class A-1, 6.91% 2041                                                                      6,199       6,784
Deutsche Mortgage & Asset Receiving Corp., Series 1998-C1, Class A-1, 6.22% 2031                            2,425       2,475
DLJ Commercial Mortgage Corp.:
 Series 1998-CF2, Class A-4, 6.90% 2031 (2)                                                                 3,250       3,686
 Series 1999-CG1, Class A-1B, 6.46% 2032                                                                    1,750       1,969
First Union National Bank Commercial Mortgage Trust:
 Series 2000-C1, Class A-1, 7.739% 2032                                                                     6,353       7,134
 Series 2002-C1, Class A-1, 5.585% 2034                                                                     8,762       9,466
GGP Mall Properties Trust, Series 2001-GGP1, Class A-2, 5.007% 2011 (1)                                     2,453       2,594
GMAC Commercial Mortgage Securities, Inc., Series 1999-C1, Class A-1, 5.83% 2033                           15,751      16,709
iStar Asset Receivables Trust, Series 2002-1, Class A-1, 1.36% 2017 (1)  (2)                                  457         457
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC1,
  Class A-2, 6.001% 2033                                                                                    3,465       3,809
LB Commercial Mortgage Trust, Series 1998-C1, Class A-3, 6.48% 2030                                         3,544       3,956
LB-UBS Commercial Mortgage Trust:
 Series 2000-C3, Class A-2, 7.95% 2010                                                                      1,750       2,111
 Series 2001-C7, Class A-3, 5.642% 2025                                                                     4,686       5,074
Merrill Lynch Mortgage Investors, Inc.:
 Series 1995-C3, Class A-3, 7.032% 2025 (2)                                                                   162         165
 Series 1998-C3, Class A-1, 5.65% 2030                                                                      1,271       1,301
Morgan Stanley Capital I, Inc.:
 Series 2003-KIDS, Class A, 1.774% 2016 (1)  (2)                                                            9,872       9,873
 Series 1998-HF2, Class A-1, 6.01% 2030                                                                     2,776       2,931
 Series 1998-HF1, Class A-1, 6.19% 2030                                                                        76          76
 Series 1998-WF2, Class A-1, 6.34% 2030                                                                     2,564       2,702
 Series 1999-FNV1, Class A-1 6.12% 2031                                                                     6,690       7,157
 Series 1999-FNV1, Class A-2, 6.53% 2031                                                                    4,815       5,434
 Series 1999-FNV1, Class D, 7.03% 2031                                                                      4,000       4,568
Morgan Stanley Dean Witter Capital I Trust:
 Series 2002-HQ, Class A-1, 4.59% 2034                                                                      5,235       5,432
 Series 2001-TOP5, Class A-3, 6.16% 2035                                                                    5,125       5,707
Mortgage Capital Funding, Inc., Series 1998-MC1, Class A-1, 6.417% 2030                                     9,016       9,419
Nationslink Funding Corp., Series 1999-1, Class A-1, 6.042% 2031                                               68          68
Nomura Asset Securities Corp., Series 1998-D6,
 Class A-1A, 6.28% 2030                                                                                    14,558      15,576
Prudential Securities Secured Financing Corp., Series 1999-NRF1,
  Class C, 6.746% 2031                                                                                      2,000       2,274
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1,
  Class A-3, 6.428% 2035                                                                                   11,350      12,642
                                                                                                                      251,235

OTHER  -  1.06%
MUNICIPAL BONDS  -  0.76%
State of California, Golden State Tobacco Securitization Corp.,
  Tobacco Settlement Asset-backed Bonds, Series 2003-A1, 5.00% 2021                                         3,790       3,799
State of California, Maritime Infrastructure Authority, Taxable Lease
  Revenue Bonds (San Diego Unified Port District-South Bay Plant
  Acquisition), Series 1999, 6.63% 2009 (1)  (3)                                                            7,155       7,777
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco
  Settlement Asset-backed Bonds, Series 2001-A, Class A, 6.36% 2025                                           867         858
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco
  Settlement Asset-backed Bonds, Series 2003, 4.375% 2019                                                  10,250      10,025
State of New York, Dormitory Auth., City University System Consolidated
  Third General Resolution Rev. Bonds, Series 2003-2, 2.38% 2005                                            6,685       6,741
State of New York, Housing Fin. Agcy., State Personal Income Tax Rev. Bonds (Econ. Dev. and Housing), Series B:
 2.39% 2006                                                                                                 2,395       2,412
 2.61% 2006                                                                                                 2,450       2,470
State of Texas, Public Fin. Auth., Unemployment Compensation
  Obligation Assessment, Rev. Bonds, Series 2003-B, 3.125% 2007                                             4,250       4,291
                                                                                                                       38,373

NON-U.S. GOVERNMENT OBLIGATIONS  -  0.20%
Ontario (Province of) 2.65% 2006                                                                           10,000      10,049
                                                                                                                       10,049

EUROPEAN AGENCY  -  0.10%
KfW International Finance Inc. 2.50% 2005                                                                   5,000       5,082
                                                                                                                        5,082


TOTAL BONDS & NOTES (cost: $4,630,500,000)                                                                          4,743,110



                                                                                                         PRINCIPAL     MARKET
                                                                                                          AMOUNT       VALUE
SHORT-TERM SECURITIES - 8.27%                                                                              (000)       (000)

U.S. TREASURIES  -  6.15%
  0.825% due 3/4/2004                                                                                      $8,300    $  8,299
  0.82%-0.88% due 3/11/2004                                                                                48,600      48,588
  0.96% due 3/18/2004                                                                                      22,000      21,991
  0.865% due 3/25/2004 (7)                                                                                 65,500      65,465
  0.87%-0.876% due 4/15/2004                                                                               24,700      24,672
  0.88% due 4/22/2004 (7)                                                                                  24,500      24,470
  0.935% due 5/27/2004                                                                                     20,000      19,955
  0.89% due 6/3/2004                                                                                      100,000      99,756
                                                                                                                      313,196

CORPORATE SHORT-TERM NOTES  -  2.12%
General Electric Capital Corp. 1.04% due 3/1/2004                                                          38,170      38,167
Triple-A One Funding Corp.: (1)
  1.02% due 3/19/2004                                                                                       7,468       7,464
  1.02% due 3/26/2004                                                                                      17,532      17,519
Variable Funding Capital Corp. 1.02%-1.025% due 3/12/2004 (1) (7)                                          45,000      44,985
                                                                                                                      108,135


TOTAL SHORT-TERM SECURITIES (cost: $421,331,000)                                                                      421,331


TOTAL INVESTMENT SECURITIES (cost: $5,051,831,000)                                                                  5,164,441
Other assets less liabilities                                                                                         (72,031)

NET ASSETS                                                                                                         $5,092,410

(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(2)  Coupon rate may change periodically.
(3) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(4) Company not making scheduled interest payments; bankruptcy proceedings pending.
(5) Valued under fair value procedures adopted by authority of the Board of Trustees.
(6) Index-linked bond whose principal amount moves with a government retail price index.
(7) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

See Notes to Financial Statements



FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES                                   unaudited
at February 29, 2004
                     (dollars and shares in thousands, except per-share amounts)

ASSETS:
 Investment securities at market
  (cost: $5,051,831)                                                 $5,164,441
 Cash                                                                       439
 Receivables for:
  Sales of investments                                 $104,238
  Sales of fund's shares                                 16,768
  Interest                                               35,169         156,175
                                                                      5,321,055
LIABILITIES:
 Payables for:
  Purchases of investments                              212,139
  Repurchases of fund's shares                            9,937
  Dividends on fund's shares                              1,876
  Investment advisory services                            1,070
  Services provided by affiliates                         3,217
  Deferred Trustees' compensation                            98
  Other fees and expenses                                   308         228,645
NET ASSETS AT FEBRUARY 29, 2004                                      $5,092,410

NET ASSETS CONSIST OF:
 Capital paid in on shares of beneficial interest                    $5,056,573
 Distributions in excess of net investment income                        (4,314)
 Accumulated net realized loss                                          (72,459)
 Net unrealized appreciation                                            112,610
NET ASSETS AT FEBRUARY 29, 2004                                      $5,092,410

Shares of beneficial interest issued and outstanding - unlimited shares authorized

                                           Shares               Net asset
                     Net assets          outstanding         value per share (1)

Class A              $3,787,319            271,972                 $13.93
Class B                 352,745             25,331                  13.93
Class C                 393,988             28,293                  13.93
Class F                 245,342             17,618                  13.93
Class 529-A              68,842              4,944                  13.93
Class 529-B              18,065              1,297                  13.93
Class 529-C              48,928              3,513                  13.93
Class 529-E               4,059                291                  13.93
Class 529-F               5,304                381                  13.93
Class R-1                 2,393                172                  13.93
Class R-2                58,510              4,202                  13.93
Class R-3                50,363              3,617                  13.93
Class R-4                 7,751                557                  13.93
Class R-5                48,801              3,504                  13.93


(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $14.47 for each.

See Notes to Financial Statements

STATEMENT OF OPERATIONS                                              unaudited
for the six months ended February 29, 2004              (dollars in thousands)

INVESTMENT INCOME:
 Income:
  Interest                                                           $89,312

 Fees and expenses:
  Investment advisory services                     6,407
  Distribution services                           10,565
  Transfer agent services                          2,201
  Administrative services                          1,075
  Reports to shareholders                            235
  Registration statement and prospectus              328
  Postage, stationery and supplies                   294
  Trustees' compensation                              30
  Auditing and legal                                  64
  Custodian                                           46
  Other                                              302
  Total expenses before reimbursement             21,547
   Reimbursement of expenses                         129              21,418
 Net investment income                                                67,894

NET REALIZED GAIN AND UNREALIZED
 APPRECIATION ON INVESTMENTS:
 Net realized gain on investments                                     11,858
 Net unrealized appreciation on
  investments                                                         63,344
   Net realized gain and
    unrealized appreciation on investments                            75,202
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                                    $143,096


See Notes to Financial Statements


STATEMENT OF CHANGES IN NET ASSETS                      (dollars in thousands)


                                               Six months ended     Year ended
                                               February 29,2004*  August 31,2003
OPERATIONS:
 Net investment income                            $67,894            $132,856
 Net realized gain on investments                  11,858               4,508
 Net unrealized appreciation (depreciation)
  on investments                                   63,344             (27,293)
  Net increase in net assets
   resulting from operations                      143,096             110,071

DIVIDENDS PAID OR ACCRUED TO SHAREHOLDERS
 FROM NET INVESTMENT INCOME                       (72,280)           (147,250)

CAPITAL SHARE TRANSACTIONS                       (245,480)          1,653,313

TOTAL (DECREASE) INCREASE IN NET ASSETS          (174,664)          1,616,134

NET ASSETS:
 Beginning of period                            5,267,074           3,650,940
 End of period (including
  distributions in excess of and undistributed
  net investment income: $(4,314) and $72,
  respectively)                                $5,092,410          $5,267,074

*unaudited

See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS                                         unaudited


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization - Intermediate Bond Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income, consistent with preservation of capital, within certain guidelines for quality and maturity.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

------------------------------------------------------------------------------------------------------------
                        INITIAL SALES         CONTINGENT DEFERRED SALES
  SHARE CLASS              CHARGE             CHARGE UPON REDEMPTION              CONVERSION FEATURE
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
  Classes A and 529-A     Up to 3.75%         None (except 1% for certain          None
                                              redemptions within one year
                                              of purchase without an initial
                                              sales charge)
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
  Classes B and 529-B     None                Declines from 5% to zero            Classes B and 529-B
                                              for redemptions within six          convert to classes A
                                              years of purchase                   and 529-A, respectively,
                                                                                  after eight years
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
  Class C                 None                1% for redemptions within           Class C converts to
                                              one year of purchase                Class F after 10 years
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
  Class 529-C             None                1% for redemptions within           None
                                              one year of purchase
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
  Class 529-E             None                None                                None
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
  Classes F and 529-F     None                None                                None
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,    None                None                                None
    R-4 and R-5
------------------------------------------------------------------------------------------------------------

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

     SECURITY VALUATION - Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity, the date the security is expected to be called or refunded by the issuer or the date at which the investor can redeem the security with the issuer. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith by authority of the fund's Board of Trustees. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

     CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends paid to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

     MORTGAGE  DOLLAR  ROLLS - The fund may  enter  into  mortgage  dollar  roll transactions  in  which  the fund  sells a  mortgage-backed  security  to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction, therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income in the accompanying financial statements.

2. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; deferred expenses; cost of investments sold; paydowns on investments; net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of February 29, 2004, the cost of investment securities for federal income tax purposes was $5,053,137,000.

As of February 29, 2004, the components of distributable earnings on a tax basis were as follows:

                                                         (dollars in thousands)
Undistributed net investment income                                     $1,964
Accumulated short-term capital losses                                  (69,131)
Accumulated long-term capital losses                                    (6,326)
Gross unrealized appreciation on investment securities                 120,427
Gross unrealized depreciation on investment securities                  (9,123)

Accumulated short-term capital losses above include capital loss carryforwards of $39,736,000, $7,050,000, $3,837,000, $7,139,000, $1,587,000 and $13,436,000
expiring in 2004, 2005, 2006, 2008, 2009 and 2011, respectively. The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain. Also included in accumulated short-term and long-term capital losses above are capital losses of $10,388,000, that were realized during the period November 1, 2002 through August 31, 2003.

Distributions paid or accrued to shareholders from net investment income were as follows (dollars in thousands):

                                 SIX MONTHS ENDED                YEAR ENDED
SHARE CLASS                      FEBRUARY 29, 2004             AUGUST 31, 2003

Class A                             $ 56,602                       $ 121,428
Class B                                4,163                           7,934
Class C                                4,482                           8,243
Class F                                3,424                           5,258
Class 529-A                              918                           1,124
Class 529-B                              174                             226
Class 529-C                              459                             593
Class 529-E                               46                              63
Class 529-F                               57                              40
Class R-1                                 20                              17
Class R-2                                538                             398
Class R-3                                554                             482
Class R-4                                 92                              92
Class R-5                                751                           1,352
Total                               $ 72,280                       $ 147,250

3. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.16% on such assets in excess of $3 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of annual rates beginning with 3.00% on the first $3,333,333 of the fund's monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. The Board of Trustees approved an amended agreement effective November 1, 2003, continuing the series of rates to include an additional rate of 0.15% on daily net assets in excess of $6 billion. For the six months ended February 29, 2004, the investment advisory services fee was $6,407,000, which was equivalent to an annualized rate of 0.251% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

     DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the Board of Trustees has approved expense amounts lower than plan limits.

      ----------------------------------------------------------------------
                                       CURRENTLY APPROVED
      SHARE CLASS                          LIMITS               PLAN LIMITS
      ----------------------------------------------------------------------
      ----------------------------------------------------------------------
      Class A                               0.30%                  0.30%
      ----------------------------------------------------------------------
      ----------------------------------------------------------------------
      Class 529-A                           0.30                   0.50
      ----------------------------------------------------------------------
      ----------------------------------------------------------------------
      Classes B and 529-B                   1.00                   1.00
      ----------------------------------------------------------------------
      ----------------------------------------------------------------------
      Classes C, 529-C and R-1              1.00                   1.00
      ----------------------------------------------------------------------
      ----------------------------------------------------------------------
      Class R-2                             0.75                   1.00
      ----------------------------------------------------------------------
      ----------------------------------------------------------------------
      Classes 529-E and R-3                 0.50                   0.75
      ----------------------------------------------------------------------
      ----------------------------------------------------------------------
      Classes F, 529-F and R-4              0.25                   0.50
      ----------------------------------------------------------------------

     All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

     For classes A and 529-A, the Board of Trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of February 29, 2004, unreimbursed expenses subject to reimbursement totaled $2,615,000 for Class
     A. There were no unreimbursed expenses subject to reimbursement for Class 529-A.

     TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

     ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for classes R-1, R-2, R-3 and R-4, CRMC has voluntarily agreed to pay a portion of these fees. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party Administrative services fees are presented gross of any payments made by CRMC.

     Expenses under the agreements described on the previous page for the six months ended February 29, 2004, were as follows (dollars in thousands):

     --------------------------------------------------------------------------------------------------------------
                                                                         ADMINISTRATIVE SERVICES
                                                       ------------------------------------------------------------
                                                                                                 COMMONWEALTH OF
                                                              CRMC                                  VIRGINIA
                      DISTRIBUTION    TRANSFER AGENT     ADMINISTRATIVE     TRANSFER AGENT        ADMINISTRATIVE
       SHARE CLASS      SERVICES         SERVICES           SERVICES          SERVICES               SERVICES
     --------------------------------------------------------------------------------------------------------------
       Class A           $5,739           $2,026         Not applicable     Not applicable       Not applicable
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
       Class B            1,831             175          Not applicable     Not applicable       Not applicable
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
       Class C            2,050          Included             $307                $67            Not applicable
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
       Class F             291           Included             175                 20             Not applicable
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
       Class 529-A         27            Included              46                  6                  $31
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
       Class 529-B         84            Included              13                  4                   8
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
       Class 529-C         221           Included              33                  9                   22
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
       Class 529-E          9            Included              3                  -*                   2
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
       Class 529-F          5            Included              3                  -*                   2
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
       Class R-1            9            Included              1                   2             Not applicable
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
       Class R-2           184           Included              37                 185            Not applicable
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
       Class R-3           107           Included              32                 37             Not applicable
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
       Class R-4            8            Included              5                   1             Not applicable
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
       Class R-5      Not applicable     Included              23                  1             Not applicable
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
          Total          $10,565          $2,201              $678               $332                 $65
     ==============================================================================================================
     * Amount less than one thousand.

DEFERRED TRUSTEES' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees' compensation in the accompanying financial statements includes $16,000 in current fees (either paid in cash or deferred) and a net increase of $14,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND TRUSTEES - Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the fund.

4. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

                                                                REINVESTMENTS
                                                              OF DIVIDENDS AND
                                            SALES(1)            DISTRIBUTIONS         REPURCHASES(1)         NET (DECREASE)INCREASE

                                       AMOUNT     SHARES      AMOUNT    SHARES       AMOUNT      SHARES        AMOUNT      SHARES
SIX MONTHS ENDED FEBRUARY 29, 2004
Class A                              $ 617,558    44,612     $ 49,816    3,594    $ (914,400)   (66,090)     $(247,026)   (17,884)
Class B                                 36,125     2,611        3,630      262       (74,735)    (5,401)       (34,980)    (2,528)
Class C                                 73,431     5,305        3,699      267      (122,410)    (8,847)       (45,280)    (3,275)
Class F                                 68,449     4,946        3,090      223       (52,201)    (3,773)        19,338      1,396
Class 529-A                             19,060     1,377          920       67        (7,197)      (520)        12,783        924
Class 529-B                              3,365       243          175       13        (1,479)      (107)         2,061        149
Class 529-C                             12,815       926          460       33        (5,221)      (377)         8,054        582
Class 529-E                              1,206        87           46        3          (398)       (29)           854         61
Class 529-F                              2,402       173           58        4          (102)        (7)         2,358        170
Class R-1                                1,318        95           20        2          (583)       (42)           755         55
Class R-2                               25,833     1,866          538       39        (8,627)      (623)        17,744      1,282
Class R-3                               21,072     1,522          554       40        (9,187)      (664)        12,439        898
Class R-4                                3,550       256           92        7        (1,299)       (93)         2,343        170
Class R-5                                7,727       558          355       25        (5,005)      (362)         3,077        221
Total net increase
   (decrease)                        $ 893,911    64,577     $ 63,453    4,579   $(1,202,844)   (86,935)    $ (245,480)   (17,779)

YEAR ENDED AUGUST 31, 2003
Class A                             $3,254,392   234,519    $ 104,744    7,552   $(2,422,426)  (174,639)     $ 936,710     67,432
Class B                                293,490    21,151        6,849      494      (120,147)    (8,662)       180,192     12,983
Class C                                401,976    28,960        6,850      494      (183,436)   (13,225)       225,390     16,229
Class F                                331,395    23,873        4,653      336      (215,252)   (15,515)       120,796      8,694
Class 529-A                             45,723     3,295        1,115       80        (5,691)      (410)        41,147      2,965
Class 529-B                             13,348       962          224       16        (1,142)       (83)        12,430        895
Class 529-C                             31,682     2,283          588       42        (2,999)      (216)        29,271      2,109
Class 529-E                              2,821       204           62        4          (458)       (33)         2,425        175
Class 529-F                              2,993       216           39        3          (109)        (8)         2,923        211
Class R-1                                2,182       157           16        1          (708)       (51)         1,490        107
Class R-2                               47,213     3,398          391       28        (7,958)      (572)        39,646      2,854
Class R-3                               51,977     3,738          472       34       (15,176)    (1,089)        37,273      2,683
Class R-4                               11,088       799           84        6        (6,069)      (437)         5,103        368
Class R-5                               31,881     2,300          680       49       (14,044)    (1,015)        18,517      1,334
Total net increase
   (decrease)                       $4,522,161   325,855    $ 126,767    9,139   $(2,995,615)  (215,955)   $ 1,653,313    119,039

(1)  Includes exchanges between share classes of the fund.


5. RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of February 29, 2004, the total value of restricted securities was $631,164,000, which represented 12.39% of the net assets of the fund.

6. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $1,315,028,000 and $1,719,146,000, respectively, during the six months ended February 29, 2004.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended February 29, 2004, the custodian fee of $46,000 included $39,000 that was offset by this reduction, rather than paid in cash.


FINANCIAL HIGHLIGHTS (1)

                                                                               INCOME FROM INVESTMENT OPERATIONS(2)
                                                                                               NET
                                                   NET ASSET                              GAINS(LOSSES)
                                                     VALUE,              NET              ON SECURITIES          TOTAL FROM
                                                   BEGINNING          INVESTMENT          (BOTH REALIZED         INVESTMENT
                                                   OF PERIOD            INCOME           AND UNREALIZED)         OPERATIONS
CLASS A:
 Six months ended 2/29/2004 (4)                      $13.74             $.19                  $.20                  $.39
 Year ended 8/31/2003                                 13.81              .39                  (.02)                  .37
 Year ended 8/31/2002                                 13.69              .64                   .14                   .78
 Year ended 8/31/2001                                 13.08              .78                   .65                  1.43
 Year ended 8/31/2000                                 13.01              .78                   .03                   .81
 Year ended 8/31/1999                                 13.56              .76                  (.55)                  .21
CLASS B:
 Six months ended 2/29/2004 (4)                       13.74              .15                   .20                   .35
 Year ended 8/31/2003                                 13.81              .29                  (.02)                  .27
 Year ended 8/31/2002                                 13.69              .55                   .14                   .69
 Year ended 8/31/2001                                 13.08              .69                   .65                  1.34
 Period from 3/15/2000 to 08/31/2000                  13.01              .23                   .15                   .38
CLASS C:
 Six months ended 2/29/2004 (4)                       13.74              .14                   .20                   .34
 Year ended 8/31/2003                                 13.81              .28                  (.02)                  .26
 Year ended 8/31/2002                                 13.69              .53                   .14                   .67
 Period from 3/15/2001 to 8/31/2001                   13.61              .29                   .10                   .39
CLASS F:
 Six months ended 2/29/2004 (4)                       13.74              .19                   .20                   .39
 Year ended 8/31/2003                                 13.81              .38                  (.02)                  .36
 Year ended 8/31/2002                                 13.69              .64                   .14                   .78
 Period from 3/19/2001 to 8/31/2001                   13.60              .32                   .11                   .43
CLASS 529-A:
 Six months ended 2/29/2004 (4)                       13.74              .20                   .20                   .40
 Year ended 8/31/2003                                 13.81              .37                  (.02)                  .35
 Period from 2/19/2002 to 8/31/2002                   13.59              .30                   .23                   .53
CLASS 529-B:
 Six months ended 2/29/2004 (4)                       13.74              .13                   .20                   .33
 Year ended 8/31/2003                                 13.81              .26                  (.02)                  .24
 Period from 2/26/2002 to 8/31/2002                   13.58              .24                   .24                   .48
CLASS 529-C:
 Six months ended 2/29/2004 (4)                       13.74              .13                   .20                   .33
 Year ended 8/31/2003                                 13.81              .26                  (.02)                  .24
 Period from 2/19/2002 to 8/31/2002                   13.59              .25                   .23                   .48
CLASS 529-E:
 Six months ended 2/29/2004 (4)                       13.74              .17                   .20                   .37
 Year ended 8/31/2003                                 13.81              .34                  (.02)                  .32
 Period from 3/15/2002 to 8/31/2002                   13.43              .24                   .40                   .64
CLASS 529-F:
 Six months ended 2/29/2004 (4)                       13.74              .19                   .20                   .39
 Period from 9/16/2002 to 8/31/2003                   13.86              .30                  (.02)                  .28
CLASS R-1:
 Six months ended 2/29/2004 (4)                       13.74              .14                   .20                   .34
 Year ended 8/31/2003                                 13.81              .28                  (.02)                  .26
 Period from 6/13/2002 to 8/31/2002                   13.63              .09                   .18                   .27
CLASS R-2:
 Six months ended 2/29/2004 (4)                       13.74              .14                   .20                   .34
 Year ended 8/31/2003                                 13.81              .28                  (.02)                  .26
 Period from 5/31/2002 to 8/31/2002                   13.61              .11                   .21                   .32
CLASS R-3:
 Six months ended 2/29/2004 (4)                       13.74              .17                   .20                   .37
 Year ended 8/31/2003                                 13.81              .33                  (.02)                  .31
 Period from 6/26/2002 to 8/31/2002                   13.69              .09                   .13                   .22
CLASS R-4:
 Six months ended 2/29/2004 (4)                       13.74              .19                   .20                   .39
 Year ended 8/31/2003                                 13.81              .38                  (.02)                  .36
 Period from 6/27/2002 to 8/31/2002                   13.66              .09                   .16                   .25
CLASS R-5:
 Six months ended 2/29/2004 (4)                       13.74              .22                   .20                   .42
 Year ended 8/31/2003                                 13.81              .43                  (.02)                  .41
 Period from 5/15/2002 to 8/31/2002                   13.52              .18                   .29                   .47


                                                    DIVIDENDS
                                                   (FROM NET         NET ASSET                                NET ASSETS,
                                                   INVESTMENT        VALUE, END               TOTAL          END OF PERIOD
                                                     INCOME)         OF PERIOD               RETURN (3)      (IN MILLIONS)

CLASS A:
 Six months ended 2/29/2004 (4)                       $(.20)          $13.93                  2.88%             $3,787
 Year ended 8/31/2003                                  (.44)           13.74                  2.68               3,981
 Year ended 8/31/2002                                  (.66)           13.81                  5.89               3,071
 Year ended 8/31/2001                                  (.82)           13.69                 11.23               1,628
 Year ended 8/31/2000                                  (.74)           13.08                  6.47               1,290
 Year ended 8/31/1999                                  (.76)           13.01                  1.55               1,535
CLASS B:
 Six months ended 2/29/2004 (4)                        (.16)           13.93                  2.53                353
 Year ended 8/31/2003                                  (.34)           13.74                  1.96                383
 Year ended 8/31/2002                                  (.57)           13.81                  5.14                205
 Year ended 8/31/2001                                  (.73)           13.69                 10.47                 46
 Period from 3/15/2000 to 08/31/2000                   (.31)           13.08                  3.63                 5
CLASS C:
 Six months ended 2/29/2004 (4)                        (.15)           13.93                  2.49                394
 Year ended 8/31/2003                                  (.33)           13.74                  1.86                434
 Year ended 8/31/2002                                  (.55)           13.81                  5.04                212
 Period from 3/15/2001 to 8/31/2001                    (.31)           13.69                  2.92                 22
CLASS F:
 Six months ended 2/29/2004 (4)                        (.20)           13.93                  2.88                245
 Year ended 8/31/2003                                  (.43)           13.74                  2.65                223
 Year ended 8/31/2002                                  (.66)           13.81                  5.85                104
 Period from 3/19/2001 to 8/31/2001                    (.34)           13.69                  3.24                 13
CLASS 529-A:
 Six months ended 2/29/2004 (4)                        (.21)           13.93                  2.91                 69
 Year ended 8/31/2003                                  (.42)           13.74                  2.58                 55
 Period from 2/19/2002 to 8/31/2002                    (.31)           13.81                  3.98                 15
CLASS 529-B:
 Six months ended 2/29/2004 (4)                        (.14)           13.93                  2.43                 18
 Year ended 8/31/2003                                  (.31)           13.74                  1.77                 16
 Period from 2/26/2002 to 8/31/2002                    (.25)           13.81                  3.58                 3
CLASS 529-C:
 Six months ended 2/29/2004 (4)                        (.14)           13.93                  2.44                 49
 Year ended 8/31/2003                                  (.31)           13.74                  1.78                 40
 Period from 2/19/2002 to 8/31/2002                    (.26)           13.81                  3.58                 11
CLASS 529-E:
 Six months ended 2/29/2004 (4)                        (.18)           13.93                  2.70                 4
 Year ended 8/31/2003                                  (.39)           13.74                  2.30                 3
 Period from 3/15/2002 to 8/31/2002                    (.26)           13.81                  4.79                 1
CLASS 529-F:
 Six months ended 2/29/2004 (4)                        (.20)           13.93                  2.82                 5
 Period from 9/16/2002 to 8/31/2003                    (.40)           13.74                  2.00                 3
CLASS R-1:
 Six months ended 2/29/2004 (4)                        (.15)           13.93                  2.48                 2
 Year ended 8/31/2003                                  (.33)           13.74                  1.87                 2
 Period from 6/13/2002 to 8/31/2002                    (.09)           13.81                  2.02                 -  (7)
CLASS R-2:
 Six months ended 2/29/2004 (4)                        (.15)           13.93                  2.50                 59
 Year ended 8/31/2003                                  (.33)           13.74                  1.90                 40
 Period from 5/31/2002 to 8/31/2002                    (.12)           13.81                  2.34                 1
CLASS R-3:
 Six months ended 2/29/2004 (4)                        (.18)           13.93                  2.69                 50
 Year ended 8/31/2003                                  (.38)           13.74                  2.29                 37
 Period from 6/26/2002 to 8/31/2002                    (.10)           13.81                  1.58                 1
CLASS R-4:
 Six months ended 2/29/2004 (4)                        (.20)           13.93                  2.87                 8
 Year ended 8/31/2003                                  (.43)           13.74                  2.64                 5
 Period from 6/27/2002 to 8/31/2002                    (.10)           13.81                  1.87                 -  (7)
CLASS R-5:
 Six months ended 2/29/2004 (4)                        (.23)           13.93                  3.04                 49
 Year ended 8/31/2003                                  (.48)           13.74                  2.97                 45
 Period from 5/15/2002 to 8/31/2002                    (.18)           13.81                  3.49                 27


                                                    RATIO OF          RATIO OF
                                                    EXPENSES         NET INCOME
                                                   TO AVERAGE        TO AVERAGE
                                                   NET ASSETS        NET ASSETS

CLASS A:
 Six months ended 2/29/2004 (4)                        .71% (5)        2.79% (5)
 Year ended 8/31/2003                                  .70             2.84
 Year ended 8/31/2002                                  .76             4.70
 Year ended 8/31/2001                                  .81             5.78
 Year ended 8/31/2000                                  .83             6.06
 Year ended 8/31/1999                                  .75             5.69
CLASS B:
 Six months ended 2/29/2004 (4)                       1.40 (5)         2.11 (5)
 Year ended 8/31/2003                                 1.40             2.05
 Year ended 8/31/2002                                 1.46             3.86
 Year ended 8/31/2001                                 1.50             4.85
 Period from 3/15/2000 to 08/31/2000                   .69             2.14
CLASS C:
 Six months ended 2/29/2004 (4)                       1.49 (5)         2.02 (5)
 Year ended 8/31/2003                                 1.49             1.93
 Year ended 8/31/2002                                 1.55             3.67
 Period from 3/15/2001 to 8/31/2001                    .81             2.16
CLASS F:
 Six months ended 2/29/2004 (4)                        .71  (5)        2.76 (5)
 Year ended 8/31/2003                                  .71             2.69
 Year ended 8/31/2002                                  .79             4.47
 Period from 3/19/2001 to 8/31/2001                    .40             2.43
CLASS 529-A:
 Six months ended 2/29/2004 (4)                        .69  (5)        2.78 (5)
 Year ended 8/31/2003                                  .76             2.56
 Period from 2/19/2002 to 8/31/2002                    .91  (5)        4.11 (5)
CLASS 529-B:
 Six months ended 2/29/2004 (4)                       1.60 (5)         1.88 (5)
 Year ended 8/31/2003                                 1.59             1.70
 Period from 2/26/2002 to 8/31/2002                   1.64 (5)         3.38 (5)
CLASS 529-C:
 Six months ended 2/29/2004 (4)                       1.59 (5)         1.88 (5)
 Year ended 8/31/2003                                 1.58             1.74
 Period from 2/19/2002 to 8/31/2002                   1.63 (5)         3.36 (5)
CLASS 529-E:
 Six months ended 2/29/2004 (4)                       1.07 (5)         2.39 (5)
 Year ended 8/31/2003                                 1.06             2.28
 Period from 3/15/2002 to 8/31/2002                    .51             1.73
CLASS 529-F:
 Six months ended 2/29/2004 (4)                        .82  (5)        2.60 (5)
 Period from 9/16/2002 to 8/31/2003                    .81  (5)        2.23 (5)
CLASS R-1:
 Six months ended 2/29/2004 (4)                       1.50% (5)(6)     1.95 (5)
 Year ended 8/31/2003                                 1.48  (6)        1.61
 Period from 6/13/2002 to 8/31/2002                    .31  (6)         .69
CLASS R-2:
 Six months ended 2/29/2004 (4)                       1.46 (5)(6)      1.99 (5)
 Year ended 8/31/2003                                 1.44 (6)         1.55
 Period from 5/31/2002 to 8/31/2002                    .37  (6)         .80
CLASS R-3:
 Six months ended 2/29/2004 (4)                       1.08 (5)(6)      2.38 (5)
 Year ended 8/31/2003                                 1.06 (6)         1.99
 Period from 6/26/2002 to 8/31/2002                    .20  (6)         .64
CLASS R-4:
 Six months ended 2/29/2004 (4)                        .72  (5)(6)     2.73 (5)
 Year ended 8/31/2003                                  .71  (6)        2.55
 Period from 6/27/2002 to 8/31/2002                    .13  (6)         .68
CLASS R-5:
 Six months ended 2/29/2004 (4)                        .40  (5)        3.09 (5)
 Year ended 8/31/2003                                  .40             3.10
 Period from 5/15/2002 to 8/31/2002                    .13             1.28

                                  Six months ended
                                     February 29,                    Year ended August 31
                                       2004 (4)         2003      2002      2001      2000     1999
Portfolio turnover rate for
   all classes of shares                27%              65%       59%       73%       48%      70%



(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Year ended 1999 is based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4)  Unaudited.
(5)  Annualized.
(6) During the start-up period for this class, CRMC voluntarily agreed to pay a portion of the fees relating to transfer agent services. Had CRMC not paid such fees, expense ratios would have been 1.65%, 1.95% and 1.11% for classes R-1, R-2 and R-3, respectively, during the six months ended February 29, 2004, 1.85%, 1.99%, 1.13% and .73% for classes R-1, R-2, R-3, and R-4, respectively, during the year ended August 31, 2003, and .38%, .48%, .25% and .16% for classes R-1, R-2, R-3 and R-4, respectively, during the period ended August 31, 2002. The expense ratio for Class R-4 was not affected by any payments made by CRMC during the six months ended February 29, 2004.
(7)  Amount less than 1 million.

See Notes to Financial Statements


OTHER SHARE CLASS RESULTS                                             unaudited


Class B, Class C, Class F and Class 529

Returns for periods ended March 31, 2004 (the most recent calendar quarter):

                                                                                              1 YEAR          LIFE OF CLASS
CLASS B SHARES
Reflecting applicable contingent deferred sales
     charge (CDSC), maximum of 5%, payable only
     if shares are sold within six years of purchase                                           -2.44%            +5.51% (1)
Not reflecting CDSC                                                                            +2.56%            +5.93% (1)

CLASS C SHARES
Reflecting CDSC, maximum of 1%, payable only
     if shares are sold within one year of purchase                                            +1.47%            +4.16% (2)
Not reflecting CDSC                                                                            +2.47%            +4.16% (2)

CLASS F SHARES (3)
Not reflecting annual asset-based fee charged
     by sponsoring firm                                                                        +3.26%            +4.97% (4)

CLASS 529-A SHARES
Reflecting 3.75% maximum sales charge                                                          -0.59%            +2.82% (5)
Not reflecting maximum sales charge                                                            +3.27%            +4.70% (5)

CLASS 529-B SHARES
Reflecting applicable CDSC, maximum of 5%, payable
     only if shares are sold within six years of purchase                                      -2.64%            +2.03% (6)
Not reflecting CDSC                                                                            +2.36%            +3.89% (6)

CLASS 529-C SHARES
Reflecting CDSC, maximum of 1%, payable only if shares
     are sold within one year of purchase                                                      +1.37%            +3.86% (5)
Not reflecting CDSC                                                                            +2.37%            +3.86% (5)

CLASS 529-E SHARES (3)                                                                         +2.89%            +4.99% (7)

CLASS 529-F SHARES (3)
Not reflecting annual asset-based fee charged
     by sponsoring firm                                                                        +3.15%            +3.40% (8)


Figures shown on this page are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

(1) Average annual total return from March 15, 2000, when Class B shares were first sold.
(2) Average annual total return from March 15, 2001, when Class C shares were first sold.
(3) These shares are sold without any initial or contingent deferred sales charge.
(4) Average annual total return from March 19, 2001, when Class F shares were first sold.
(5) Average annual total return from February 19, 2002, when Class 529-A and Class 529-C shares were first sold.
(6) Average annual total return from February 26, 2002, when Class 529-B shares were first sold.
(7) Average annual total return from March 15, 2002, when Class 529-E shares were first sold.
(8) Average annual total return from September 16, 2002, when Class 529-F shares were first sold.


OFFICES OF THE FUND AND OF THE INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065 Santa Ana, CA 92799-5065

P.O. Box 659522 San Antonio, TX 78265-9522

P.O. Box 6007 Indianapolis, IN 46206-6007

P.O. Box 2280 Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two California Plaza
350 South Grand Avenue
Los Angeles, CA 90071-3462

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in Intermediate Bond Fund of America. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $100,000 or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.69 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge ("CDSC") of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.78 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had the same annualized expenses as did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF INTERMEDIATE BOND FUND OF AMERICA AND COLLEGEAMERICA. THIS AND OTHER IMPORTANT INFORMATION IS CONTAINED IN THE PROSPECTUS, WHICH CAN BE OBTAINED FROM YOUR FINANCIAL ADVISER AND SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180 OR VISIT THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM.

"AMERICAN FUNDS PROXY VOTING GUIDELINES" -- WHICH DESCRIBES HOW WE VOTE PROXIES RELATING TO PORTFOLIO SECURITIES -- IS AVAILABLE UPON REQUEST, FREE OF CHARGE, BY CALLING AMERICAN FUNDS SERVICE COMPANY, VISITING THE AMERICAN FUNDS WEBSITE OR ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION WEBSITE AT WWW.SEC.GOV.

This report is for the information of shareholders of Intermediate Bond Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2004, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds(R)]

The right choice for the long term(R)

WHAT MAKES AMERICAN FUNDS DIFFERENT?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors' best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 25 million shareholder accounts.

Our unique combination of strengths includes these five factors:

o  A LONG-TERM, VALUE-ORIENTED APPROACH
   Rather than follow fads, we pursue a consistent strategy, focusing on each investment's long-term potential.

o  AN UNPARALLELED GLOBAL RESEARCH EFFORT
   American Funds draws on one of the industry's most globally integrated research networks.

o  THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM
   Every American Fund is divided among a number of portfolio counselors. Each takes responsibility for a portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time this method has contributed to a consistency of results and continuity of management.

o  EXPERIENCED INVESTMENT PROFESSIONALS
   The recent market decline was not the first for most of the portfolio counselors who serve the American Funds. Nearly 70% of them were in the investment business before the sharp market decline of 1987.

o  A COMMITMENT TO LOW OPERATING EXPENSES
   American Funds' operating expenses are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.

29 MUTUAL FUNDS, CONSISTENT PHILOSOPHY, CONSISTENT RESULTS

o  GROWTH FUNDS
   AMCAP Fund(R)
   EuroPacific Growth Fund(R)
   The Growth Fund of America(R)
   The New Economy Fund(R)
   New Perspective Fund(R)
   New World FundSM
   SMALLCAP World Fund(R)

o  GROWTH-AND-INCOME FUNDS
   American Mutual Fund(R)
   Capital World Growth and Income FundSM
   Fundamental InvestorsSM
   The Investment Company of America(R)
   Washington Mutual Investors FundSM

o  EQUITY-INCOME FUNDS
   Capital Income Builder(R)
   The Income Fund of America(R)

o  BALANCED FUND
   American Balanced Fund(R)

o  BOND FUNDS
   American High-Income TrustSM
   The Bond Fund of AmericaSM
   Capital World Bond Fund(R)
>  INTERMEDIATE BOND FUND OF AMERICA(R)
   U.S. Government Securities FundSM

o  TAX-EXEMPT BOND FUNDS
   American High-Income Municipal Bond Fund(R)
   Limited Term Tax-Exempt Bond Fund of AmericaSM
   The Tax-Exempt Bond Fund of America(R)
   STATE-SPECIFIC TAX-EXEMPT FUNDS
   The Tax-Exempt Fund of California(R)
   The Tax-Exempt Fund of Maryland(R)
   The Tax-Exempt Fund of Virginia(R)

o  MONEY MARKET FUNDS
   The Cash Management Trust of America(R)
   The Tax-Exempt Money Fund of AmericaSM
   The U.S. Treasury Money Fund of AmericaSM

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. MFGESR-923-0404

Litho in USA KBD/INS/8086

Printed on recycled paper


ITEM 2 - Code of Ethics

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 5 - Audit Committee of Listed Registrants

Not applicable.


ITEM 6 - Reserved


ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 - Reserved

ITEM 9 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees since the registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The registrant has a nominating committee comprised solely of persons who are not considered "interested persons" of the registrant within the meaning of the Investment Company Act of 1940. The committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the nominating committee of the registrant, c/o the registrant's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 10 - Controls and Procedures

(a) The officers providing the certifications in this report in accordance with rule 30a-2 under the Investment Company Act of 1940 have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11 - Exhibits

(a) The Code of Ethics - not applicable for filing of Semiannual Reports to Shareholders.

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERMEDIATE BOND FUND OF AMERICA

By

/s/ John H. Smet
John H. Smet, President and PEO

Date: May 7, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By

/s/ John H. Smet
John H. Smet, President and PEO

Date: May 7, 2004

By

/s/ Sharon G. Moseley
Sharon G. Moseley, Treasurer

Date:  May 7, 2004